6. Income Taxes (Tables)	24 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Net operating loss carry forwards	$60,000	$19,882
Less: Valuation allowance	(60,000)	(19,882)
Net deferred tax asset	$-	$-